Financial risk management - Summary Of Impact Of Multiple Scenarios On The Allowance (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Credit exposure	S/ 1,603,397	S/ 1,744,415
Optimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 59,337	S/ 81,557
Expected credit loss rate	4.00%	5.00%
Base Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 986,908	S/ 999,681
Expected credit loss rate	62.00%	58.00%
Pessimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 557,152	S/ 663,177
Expected credit loss rate	34.00%	37.00%